Financial Risk Management - Schedule of Demonstrates the Financial Debts (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Demonstrates the Financial Debts [Abstract]
Total derivatives (Note 7)	R$ (7,458)	R$ 48,593
Loans, financing and debentures (Note 17)	885,519	681,938
Total acquisitions payable (Note 19)	24,445	32,913
Liabilities	902,506	763,444
Less: cash and cash equivalents (Note 6.1)	(142,908)	(170,953)	R$ (383,837)	R$ (435,493)
Less: marketable securities (Notes 6.2)	(16,908)	(38,661)
Total Securities	(159,816)	(209,614)
Net debt (net cash)	742,690	553,830
Total equity	R$ 2,177,728	R$ 2,179,679	R$ 2,197,142	R$ 2,216,048
Leverage ratio	34.10%	25.41%